SCHEDULE OF SEGMENT’S MEASURE OF PROFIT OR LOSS (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Revenues				$ 773,125	$ 5,978,961	$ 170,284
Allowance for expected credit losses				(8,698)	(67,263)
Employee compensation and benefits				(181,555)	(1,404,059)	(1,173,400)
Other general and administrative expenses				(189,564)	(1,465,993)	(824,616)
Other segment income, net				39,520	305,629	752,933
Income tax expense
Net income (loss)				$ 432,828	3,347,275	(1,074,799)
Lease expenses					(331,945)
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 1,076,552	$ 8,418,642	$ 5,208,085
Allowance for expected credit losses
Employee compensation and benefits	(203,624)	(1,592,338)	(563,100)
Other general and administrative expenses	(384,451)	(3,006,409)	(341,325)
Other segment income, net	9,323	72,915	204,228
Income tax expense
Net income (loss)	497,800	3,892,810	4,507,888
Information costs	(18,273)	(142,894)	(203,728)
Introduction fees	(97,385)	(761,556)
Lease expenses	(127,345)	(995,834)			$ (331,945)
Legal and professional fees	(74,268)	(580,772)	(25,000)
Rates and building management fees	(31,176)	(243,796)	(29,266)
Other general and administrative expenses	$ (36,004)	$ (281,557)	$ (83,331)